Discontinued Operations	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

3. DISCONTINUED OPERATIONS

On September 9, 2022, the Company entered into a definitive Share Purchase Agreement with Eternal Zenith. Pursuant to the Share Purchase Agreement, Eternal Zenith acquired all of the Company’s K-12 Business for a nominal consideration of $1.00.

In connection and concurrently with the execution of the Share Purchase Agreement, the Company and its certain subsidiaries and variable interest entities entered into a Reorganization Agreement, pursuant to which all assets and liabilities of the non-K-12 Business of the Company were transferred to Shanghai Zhangda. All assets and liabilities of the K-12 Business of the Company were retained by the subsidiaries and the variable interest entities controlled by GOE HK.

Upon consummation of the Reorganization Agreement, the K-12 Business of the Company was solely conducted by the subsidiaries and the variable interest entities then controlled by GOE HK Pursuant to the Share Purchase Agreement, Eternal Zenith acquired all of the equity interests of GOE HK and all of GOE HK’s subsidiaries and the variable interest entities then controlled by GOE HK from the Company.

On September 16, 2022, the Company and Eternal Zenith closed the Share Purchase Agreement. Upon completion of the disposition, Eternal Zenith became the sole shareholder of GOE HK. As a result, Eternal Zenith assumed all assets and obligations of all the subsidiaries and VIE entities owned or controlled by GOE HK Upon the closing of the transaction, the Company does not bear any contractual commitment or obligation to the K-12 Business or the employees of GOE HK, its subsidiaries, its VIEs and VIEs’ subsidiaries, nor to Eternal Zenith.

The Company closed disposition of the K-12 Business on September 16, 2022, and the disposition of K-12 Business represented a strategic shift that had a major effect on the Company’s operations and financial results because the Company would no longer provide K-12 after-school tutoring services for academic subjects. In addition, the total assets of the K-12 Business accounted for 84% of consolidated total assets as of December 31, 2021, and the revenues generated from the K-12 Business accounted for 92% of consolidated revenues for the year ended December 31, 2022. The Company determined that the K-12 Business was reported as discontinued operations.

The following is a reconciliation of the major classes of assets and liabilities of discontinued operations in the consolidated balance sheets:

December 31, 2021
RMB
Assets
Cash and cash equivalents	1,781,325
Restricted cash	20,941
Short-term investments	50,000
Prepaid expenses and other current assets	226,288
Assets of disposal group, current	2,078,554

Property and equipment, net	14,844
Operating lease right-of-use assets	27,549
Other non-current assets	1,837
Assets of disposal group, non-current	44,230

Assets of disposal group	2,122,784

Liabilities
Accrued payroll and other human resource expenses	968,829
Deferred revenue, current	1,255,667
Refund liabilities	885,905
Operating lease liabilities, current	15,663
Other current liabilities	82,069
Liabilities of disposal group, current	3,208,133

Operating lease liabilities, non-current	12,337
Liabilities of disposal group, non-current	12,337
Liabilities of disposal group	3,220,470

The following is a reconciliation of the amounts of major classes of income from operations classified as discontinued operations in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2020 and 2021, and for the period from January 1, 2022 through September 16, 2022:

	Year ended December 31,		For the period from January 1, 2022 through September 16,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues	3,802,679	4,104,931	1,084,480
Cost of revenues	(2,089,623)	(2,271,802)	(431,438)
Sales and marketing expenses	(2,298,316)	(2,364,389)	(40,076)
Research and development expenses	(261,819)	(315,074)	(3,323)
General and administrative expenses	(139,689)	(237,270)	(63,917)
(Provision) reversal of lease termination loss	-	(67,413)	1,362
Total other income (expenses), net	254,968	238,138	(79,098)
Income tax expenses	(84)	-	(480)
Net (loss) income from discontinued operations	(731,884)	(912,879)	467,510
Net gain from disposal of discontinued operations*	-	-	355,278
Net (loss) income related to discontinued operations	(731,884)	(912,879)	822,788

*	Net gain from disposal of discontinued operations is resulted from the gain of RMB399,648 from disposal of investment in net deficits of disposed operations on September 16, 2022, partially offset by realized accumulated comprehensive other loss of RMB44,370.

The following is a reconciliation of condensed cash flow from operations classified as discontinued operations in the statements of cash flows for the years ended December 31, 2020, 2021 and 2022:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net cash generated from (used in) discontinued operating activities	485,846	(2,700,455)	(814,519)
Net cash (used in) generated from discontinued investing activities	(718,293)	3,724,917	(1,213,154)
Net cash used in discontinued financing activities	(2,025)	(12,354)	-